Schedule of Investments (Unaudited) December 31, 2025

Quadratic Interest Rate Volatility and Inflation Hedge ETF

	Shares	Value
EXCHANGE-TRADED FUND — 76.9%
Fixed Income — 76.9%
Schwab U.S. TIPS ETF (A)	14,499,201	$384,083,835
TOTAL EXCHANGE-TRADED FUND (Cost $422,555,972)		384,083,835

PURCHASED OPTIONS (B) — 9.0%
TOTAL PURCHASED OPTIONS (Cost $49,136,250)		45,044,118

TOTAL INVESTMENTS — 85.9% (Cost $471,692,222)		429,127,953
OTHER ASSETS LESS LIABILITIES – 14.1%		70,317,124
NET ASSETS - 100%		$499,445,077

(A)	For financial information on the Schwab U.S. TIPS ETF, please go to the Commission’s website at http://www.sec.gov.
(B)	Refer to option table below.

A list of open option contracts held by the Fund as of December 31, 2025 was as follows:

Description	Counterparty	Number of Contracts^	Notional Amount†	Exercise Price	Expiration Date	Market Value
PURCHASED OPTIONS — 9.0%
Call Options
CMS 10Y - 2Y	Goldman Sachs	275,000	$8,825,000	0.55%	05/17/28	$8,076,844
CMS 10Y - 2Y	Morgan Stanley	200,000	9,500,000	0.28	12/09/26	7,981,714
CMS 10Y - 2Y	Goldman Sachs	215,000	10,212,500	0.20	04/14/27	10,288,216
CMS 10Y - 2Y	Morgan Stanley	250,000	8,375,000	0.50	09/15/27	7,453,333
CMS 10Y - 2Y	Nomura	300,000	6,348,750	0.85	09/15/28	5,368,212
CMS 10Y - 2Y	Goldman Sachs	175,000	3,132,500	0.70	06/15/27	3,267,508
CMS 10Y - 2Y	Morgan Stanley	125,000	1,937,500	0.58	06/24/26	1,597,031
CMS 10Y - 2Y	Nomura	100,000	805,000	0.53	04/16/26	1,011,260
Total Purchased Options			$49,136,250			$45,044,118

†	Represents cost.
^	Value equals 10,000 x Number of Contracts x Market Price

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KRS-QH-015-1400

Schedule of Investments (Unaudited) December 31, 2025

Quadratic Deflation ETF

	Shares	Value
EXCHANGE-TRADED FUND — 81.4%
Fixed Income — 81.4%
Vanguard Long-Term Treasury ETF (A)	126,823	$7,076,723
TOTAL EXCHANGE-TRADED FUND (Cost $10,742,712)		7,076,723

PURCHASED OPTIONS (B) — 2.8%
TOTAL PURCHASED OPTIONS (Cost $573,000)		241,079

TOTAL INVESTMENTS — 84.2% (Cost $11,315,712)		7,317,802
OTHER ASSETS LESS LIABILITIES – 15.8%		1,374,679
NET ASSETS - 100%		$8,692,481

(A)	For financial information on the Vanguard Long-Term Treasury ETF, please go to the Commission’s website at http://www.sec.gov.
(B)	Refer to option table below.

A list of open option contracts held by the Fund as of December 31, 2025 was as follows:

Description	Counterparty	Number of Contracts^	Notional Amount†	Exercise Price	Expiration Date	Market Value
PURCHASED OPTIONS — 2.8%
Put Options
CMS 30Y – 2Y	Nomura	8,000	$192,000	0.90%	08/12/26	$122,716
CMS 30Y – 2Y	Goldman Sachs	7,500	174,500	0.80	10/14/26	101,343
CMS 30Y – 2Y	Goldman Sachs	7,000	206,500	0.62	04/22/26	17,020
Total Purchased Options			$573,000			$241,079

†	Represents cost.
^	Value equals 10,000 x Number of Contracts x Market Price

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KRS-QH-031-0900

Schedule of Investments (Unaudited) December 31, 2025

Glossary (abbreviations used in preceding Schedule of Investments):

Fund Abbreviations

CMS — Constant Maturity Swap

ETF — Exchange-Traded Fund

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